Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration and Shareholder Rights

The holders of the Founder Shares, Private Placement Units, private placement shares underlying the Private Placement Units, private placement warrants underlying the Private Placement Units, the Class A ordinary shares underlying such private placement warrants, and units that may be issued upon conversion of the Working Capital Loans will have registration rights which will require the Company to register a sale of any of the aforementioned securities of the Company held by them pursuant to a registration rights agreement signed upon the effective date of the Initial Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggyback” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. Notwithstanding the foregoing, Cantor may not exercise its demand and “piggyback” registration rights after five (5) and seven (7) years, respectively, after the effective date of the registration statement and may not exercise its demand rights on more than one occasion. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriter a 45-day option from the date of the Initial Public Offering to purchase up to an additional 3,915,000 Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On January 14, 2022, the underwriter partially exercised the over-allotment option to purchase additional 3,900,000 Units. On February 25, 2022, the remaining over-allotment option expired unexercised.

The underwriter was entitled to a cash underwriting discount of approximately $5.2 million in the aggregate paid upon the closing of the Initial Public Offering. An additional fee of approximately $14.3 million in the aggregate will be payable to the underwriter for deferred underwriting commission. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes an initial Business Combination, subject to the terms of the underwriting agreement for the Initial Public Offering.

NOTE 7. COMMITMENTS AND CONTINGENCIES

Registration and Shareholder Rights

The holders of the Founder Shares, Private Placement Units, private placement shares underlying the Private Placement Units, private placement warrants underlying the Private Placement Units, the Class A ordinary shares underlying such private placement warrants, and units that may be issued upon conversion of the Working Capital Loans will have registration rights which will require the Company to register a sale of any of the aforementioned securities of the Company held by them pursuant to a registration rights agreement signed upon the effective date of the Initial Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggyback” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. Notwithstanding the foregoing, Cantor may not exercise its demand and “piggyback” registration rights after five (5) and seven (7) years, respectively, after the effective date of the registration statement and may not exercise its demand rights on more than one occasion. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriter a 45-day option from the date of the Initial Public Offering to purchase up to an additional 3,915,000 Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On January 14, 2022, the underwriter partially exercised the over-allotment option to purchase additional 3,900,000 Units. On February 25, 2022, the remaining over-allotment option expired unexercised.

The underwriter was entitled to a cash underwriting discount of approximately $5.2 million in the aggregate paid upon the closing of the Initial Public Offering. An additional fee of approximately $14.3 million in the aggregate will be payable to the underwriter for deferred underwriting commission. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes an initial Business Combination, subject to the terms of the underwriting agreement for the Initial Public Offering.